Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES
Net income	$ (351,342)	$ (201,019)	$ 451,049
Items not involving cash:
Depreciation of property and equipment	10,953	11,844	14,986
Amortization of intangible asset	9,497	9,988	10,885
Impairment of investment	180,271	98,464
Stock-based compensation	78,226	140,169	27,296
Changes in operating working capital:
Decrease (increase) in accounts receivable	30,802	36,825	(72,867)
Decrease (increase) in investment tax credits	1,094	(34,086)	13,376
Increase in other tax credits	(13,106)	(85,793)	12,383
Decrease (increase) in prepaid expenses	6,225	2,853	9,429
(Increase) in long term deposits
Increase (decrease) in accounts payable	20,774	(13,911)	(7,184)
Increase (decrease) in accrued liabilities	(11,271)	13,205	(35,947)
Increase (decrease) in deferred revenue	8,400	45,651	(70,371)
Cash flows provided by operating activities	(29,477)	24,190	353,035
INVESTING ACTIVITIES
Purchase of property and equipment	(18,917)	(4,580)	(9,977)
Purchase of intangible asset
Purchase of investment			(187,367)
Cash flows used in investing activities	(18,917)	(4,580)	(197,344)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(156,376)	(190,274)	(164,510)
Increase in cash and cash equivalents	(204,770)	(170,664)	(8,819)
Cash and cash equivalents, beginning of year	1,591,507	1,762,172	1,770,990
Cash and cash equivalents, end of year	$ 1,386,737	$ 1,591,507	$ 1,762,172